Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Current assets	¥ 5,470,343,990	$ 793,125,325	¥ 7,607,930,351
Accounts receivable, allowance	0	0	0
Finance lease receivables-current, allowance	15,461,529	2,241,711	25,274,933
Financing receivables, allowance	60,673,961	8,796,897	50,492,700
Non-current assets	1,545,908,343	224,135,642	3,339,173,681
Finance lease receivables - non-current, allowance	6,709,737	972,820	6,941,826
Current liabilities	2,530,902,347	366,946,350	3,417,702,889
Short-term debts	349,299,134	50,643,614	579,776,131
Long-term debts—current	565,143,340	81,938,082	938,014,362
Short-term lease liabilities	9,913,073	1,437,260	0
Accrued expenses and other current liabilities	890,836,699	129,159,184	719,035,377
Risk assurance liabilities	402,303,421	58,328,513	699,022,914
Income tax payable	313,406,680	45,439,697	481,854,105
Non-current liabilities	163,440,981	23,696,714	538,834,322
Long-term debts—Non-current	75,869,353	11,000,022	486,371,672
Deferred tax liability	10,724,133	1,554,853	51,471,040
Long-term lease liabilities	76,533,208	11,096,272	0
Restricted cash – current	152,688,510	22,137,753	61,293,114
Short-term investments	1,941,432,848	281,481,304	2,598,935,704
Finance lease receivables—current	799,438,656	115,907,710	1,414,164,625
Finance lease receivables—non-current	260,049,967	37,703,701	1,029,262,174
Consolidated VIE [Member]
Current assets	3,986,520,369	577,991,122	4,430,825,462
Non-current assets	1,506,866,116	218,475,050	3,301,555,221
Current liabilities	2,211,107,583	320,580,465	3,141,311,946
Short-term debts	349,299,134	50,643,614	579,776,131
Long-term debts—current	565,143,340	81,938,082	938,014,362
Short-term lease liabilities	913,073	1,437,260	0
Accrued expenses and other current liabilities	881,977,535	127,874,723	714,521,503
Risk assurance liabilities	402,303,421	58,328,513	699,022,914
Income tax payable	2,471,080	358,273	209,977,036
Non-current liabilities	162,007,505	23,488,880	498,087,408
Long-term debts—Non-current	75,869,353	11,000,022	486,371,672
Deferred tax liability	10,724,126	1,554,852	10,724,126
Long-term lease liabilities	75,099,739	10,888,439	0
Other non-current liabilities	314,287	45,567	991,610
Short-term investments	0	0	114,706,800
Finance lease receivables—current	236,202,968	34,246,211	562,279,649
Finance lease receivables—non-current	260,049,967	37,703,701	1,029,262,174
VIEs pledged or collateralized
Current assets	372,874,938	54,061,784	728,780,079
Non-current assets	124,522,680	18,054,092	383,124,119
Restricted cash – current	136,671,970	19,815,573	51,793,630
Short-term investments	0	0	114,706,800
Finance lease receivables—non-current	¥ 124,522,680	$ 18,054,092	¥ 383,124,119
Common Class A [Member]
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares, shares authorized	420,647,280	420,647,280	420,647,280
Ordinary shares, shares issued	229,831,213	229,831,213	206,506,455
Ordinary shares, shares outstanding	196,605,493	196,605,493	196,605,493
Common Class B [Member]
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares, shares authorized	79,325,720	79,325,720	79,325,720
Ordinary shares, shares issued	72,978,677	72,978,677
Ordinary shares, shares outstanding	72,978,677	72,978,677	72,978,677